Borrowings-Repayments of Principal (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Scheduled principal amount based on stated maturity
April 1 to December 31, 2014	$ 492,644
2014		14,235
2015	130,255	130,255
2016	126,956	126,956
2017	278,048	278,049
2018	119,220	127,228
Thereafter	2,328,911	2,559,205
Total	2,994,916	3,235,928	4,597,016
Maturities of Long-term Debt [Abstract]
April 1 to December 31, 2014	492,644
2014		14,235
2015	130,255	130,255
2016	126,956	126,956
2017	278,048	278,049
2018	119,220	127,228
Thereafter	2,328,911	2,559,205
Total	2,994,916	3,235,928	4,597,016
Notes and Loans Payable
Scheduled principal amount based on stated maturity
April 1 to December 31, 2014	11,526
2014		14,235
2015	130,255	130,255
2016	126,956	126,956
2017	278,048	278,049
2018	57,190	57,190
Thereafter	1,506,648	1,506,649
Total	2,110,623	2,113,334	1,015,670
Maturities of Long-term Debt [Abstract]
April 1 to December 31, 2014	11,526
2014		14,235
2015	130,255	130,255
2016	126,956	126,956
2017	278,048	278,049
2018	57,190	57,190
Thereafter	1,506,648	1,506,649
Total	2,110,623	2,113,334	1,015,670
CDO Bonds Payable
Scheduled principal amount based on stated maturity
April 1 to December 31, 2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	739,926	970,219
Total	739,926	970,219	3,371,753
Maturities of Long-term Debt [Abstract]
April 1 to December 31, 2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	739,926	970,219
Total	739,926	970,219	3,371,753
Securitization Bonds Payable
Scheduled principal amount based on stated maturity
April 1 to December 31, 2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	82,337	82,337
Total	82,337	82,337	98,131
Maturities of Long-term Debt [Abstract]
April 1 to December 31, 2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	82,337	82,337
Total	82,337	82,337	98,131
Credit facility
Scheduled principal amount based on stated maturity
April 1 to December 31, 2014	0
2015	0
2016	0
2017	0
2018	62,030	70,038
Thereafter	0
Total	62,030	70,038	61,088
Maturities of Long-term Debt [Abstract]
April 1 to December 31, 2014	0
2015	0
2016	0
2017	0
2018	62,030	70,038
Thereafter	0
Total	62,030	70,038	61,088
Senior Notes
Scheduled principal amount based on stated maturity
April 1 to December 31, 2014	481,118
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	481,118
Maturities of Long-term Debt [Abstract]
April 1 to December 31, 2014	481,118
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Total	$ 481,118